Lease Right-of-Use Assets (Tables)	12 Months Ended
Aug. 31, 2020
Lease Right-of-Use Assets [Abstract]
Lease Right-of-Use Assets
The following table summarizes the change in cost and accumulated amortization of lease ROU assets for these premises:

Cost as at September 1, 2019	$–
Adoption of IFRS 16 (note 2)	11,321
Additions	2,103
Foreign currency translation adjustment	555
Cost as at August 31, 2020	$13,979

Accumulated depreciation as at September 1, 2019	$–
Depreciation for the year (note 20)	3,349
Foreign currency translation adjustment	(128)
Accumulated depreciation as at August 31, 2020	$3,221

Net carrying value as at August 31, 2020	$10,758